Marketable Securities Disclosure: Schedule of Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Tables/Schedules
Schedule of Marketable Securities

	2020 Fair value	Additions	Proceeds of disposals	Impairment	Realized gains	Unrealized gains (losses)	Foreign exchange	2021 Fair value
	$	$	$	$	$	$	$	$
Common shares - ArcPacific Resources Corp	15,274	-	-	-	-	(7,757)	153	7,670
Common shares - PR Technology Inc.	-	84,498	(49,373)	-	37,484	351,652	(7,476)	416,785
Stock options - PR Technology Inc.	-	357,384	-	(345,003)	-	(19,453)	7,072	-
Total	15,274	441,882	(49,373)	(345,003)	37,484	324,442	251	424,455

	2019 Fair value	Additions	Disposals	Unrealized gains (losses)	2020 Fair value
	$	$	$	$	$
Common shares - ArcPacific Resources Corp	30,792	-	-	(15,518)	15,274